Financial risk review - Schedule of Credit Exposure of Derivative Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 157,267	$ 68,159
Derivative financial instruments - liabilities	(40,613)	(33,761)
Derivatives
Disclosure of financial assets [line items]
Notional value USD	2,665,436	1,733,454
Derivative financial instruments - assets	157,267	68,159
Derivative financial instruments - liabilities	(40,613)	(33,761)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value USD	987,394	368,711
Derivative financial instruments - assets	11,358	483
Derivative financial instruments - liabilities	(790)	(544)
Cross-currency swaps
Disclosure of financial assets [line items]
Notional value USD	1,678,042	1,175,570
Derivative financial instruments - assets	145,909	45,806
Derivative financial instruments - liabilities	$ (39,823)	(33,217)
Foreign exchange forwards
Disclosure of financial assets [line items]
Notional value USD		189,173
Derivative financial instruments - assets		21,870
Derivative financial instruments - liabilities		$ 0
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	16.00%	12.00%